Revenue - Schedule of Revenue Disaggregation (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 414,156,856	$ 719,777,524	$ 832,595,839	$ 1,237,098,053
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	460,478,639	700,841,398	821,106,642	1,206,654,008
Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	(46,321,783)	18,936,126	11,489,197	30,444,045
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	112,187,272	175,803,981	212,086,474	308,160,903
Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	23,240,355	66,253,922	51,436,880	119,096,703
Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	195,168,085	373,727,720	475,384,272	645,842,580
Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	(374)	64,529,190	19,163	75,055,185
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	81,984,202	38,386,071	91,566,147	85,674,966
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,577,316	1,076,640	2,102,903	3,267,716
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	147,431,750	253,111,244	287,716,547	460,106,192
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	25,564,143	47,380,171	45,064,904	75,261,757
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	20,677,314	19,281,500	36,470,535	36,201,810
Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	220,484,023	335,475,419	463,324,690	590,473,109
Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	(374)	64,529,190	19,163	75,055,185
Exploration and Production
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	110,953,043	176,447,840	210,221,874	308,354,464
Exploration and Production | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	110,946,624	176,402,007	210,208,695	308,298,472
Exploration and Production | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,419	45,833	13,179	55,992
Exploration and Production | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	110,912,923	176,349,089	210,131,099	308,160,903
Exploration and Production | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	33,701	52,918	77,596	137,569
Exploration and Production | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,419	45,833	13,179	55,992
Exploration and Production | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	69,342,075	112,342,310	136,012,733	206,219,194
Exploration and Production | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	22,290,415	45,308,316	39,759,687	68,066,246
Exploration and Production | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	18,818,524	18,698,464	33,896,770	33,875,463
Exploration and Production | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	502,029	98,750	552,684	193,561
Industrial Transformation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	178,889,860	372,577,004	391,764,574	619,269,060
Industrial Transformation | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	225,728,523	354,144,854	381,329,360	590,794,339
Industrial Transformation | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	(46,838,663)	18,432,150	10,435,214	28,474,721
Industrial Transformation | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	13,975,569	33,842,246	31,648,990	64,589,228
Industrial Transformation | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	164,464,859	266,504,836	357,697,788	467,335,043
Industrial Transformation | Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	(374)	64,529,190	19,163	75,055,185
Industrial Transformation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	328,284	7,460,356	2,233,988	11,746,730
Industrial Transformation | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	121,522	240,376	164,645	542,874
Industrial Transformation | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	178,890,234	308,047,814	391,745,411	544,213,875
Industrial Transformation | Incentive for automotive fuels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	(374)	64,529,190	19,163	75,055,185
Logistics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	938,914	332,289	884,275	755,518
Logistics | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	938,914	332,289	884,275	755,518
Logistics | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	938,914	332,289	884,275	755,518
Logistics | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	938,914	332,289	884,275	755,518
DPRLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	43,120,332	74,112,073	81,871,944	127,505,427
DPRLP | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	43,120,554	74,122,078	81,871,944	126,668,052
DPRLP | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	(222)	(10,005)		837,375
DPRLP | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,439,805	4,592,291	2,439,805	4,592,291
DPRLP | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	(34,383,489)	43,645,022	539,640	61,044,103
DPRLP | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	75,064,238	25,884,765	78,892,499	61,031,658
DPRLP | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	(222)	(10,005)		837,375
DPRLP | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	43,120,332	74,112,073	81,871,944	127,505,427
Trading Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	73,937,905	91,418,996	137,841,155	170,850,619
Trading Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	73,435,364	90,954,226	136,828,605	169,781,579
Trading Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	502,541	464,770	1,012,550	1,069,040
Trading Companies | Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,274,349	(545,108)	1,955,375
Trading Companies | Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,791,280	27,766,467	17,270,489	49,777,615
Trading Companies | Refined petroleum products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	65,086,715	63,577,862	117,146,844	117,463,434
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	283,020	155,005	455,897	2,540,530
Trading Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	502,541	464,770	1,012,550	1,069,040
Trading Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	34,568,985	66,505,495	68,962,617	125,401,036
Trading Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	3,245,955	1,893,485	5,264,697	4,147,571
Trading Companies | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	1,858,790	583,036	2,573,765	2,326,347
Trading Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	34,264,175	22,436,980	61,040,076	38,975,665
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	225	221	457	528
Corporate | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	225	221	457	528
Corporate | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	225	221	457	528
Corporate | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	225	221	457	528
Other Operating Subsidiary Companies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,316,577	4,889,101	10,011,560	10,362,437
Other Operating Subsidiary Companies | Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,308,660	4,885,944	9,983,763	10,356,048
Other Operating Subsidiary Companies | Products and services transferred over the time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	7,917	3,157	27,797	6,389
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	6,308,660	4,885,945	9,983,763	10,356,048
Other Operating Subsidiary Companies | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	7,917	3,156	27,797	6,389
Other Operating Subsidiary Companies | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	400,358	151,366	869,253	980,535
Other Operating Subsidiary Companies | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	27,773	178,370	40,520	3,047,940
Other Operating Subsidiary Companies | Local
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 5,888,446	$ 4,559,365	$ 9,101,787	$ 6,333,962